Financial Instruments - Summary of Cash Resources and Other Financial Assets (Parenthetical) (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of Detailed Information about Financial Instruments [Line Items]
Term of short term deposits assets	3 months
Equity investments non current at fair value through other comprehensive income	€ 408	€ 356	€ 284
Non Current Financial Assets At Amortised Cost [Member] | Judicial Deposits [Member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Investments in judicial deposits non current	€ 107	€ 101	€ 94